Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions - Recent Accounting Pronouncements, Adopted (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2021 EUR (€)
Disclosure of financial assets [line items]
Useful life (in years)	10 years	10 years
Increase (decrease) in accounting estimate	$ 628,000
Increase in basic earnings per share (in USD per share) | $ / shares		$ 1.24
Increase in diluted earnings per share (in USD per share) | $ / shares		$ 1.24
Minimum
Disclosure of financial assets [line items]
Useful life (in years)	5 years		5 years
Maximum
Disclosure of financial assets [line items]
Useful life (in years)	8 years		8 years
Interest rate swaps
Disclosure of financial assets [line items]
Nominal amount		$ 992,867,000
Interest rate swaps | Interest Rate Swap Maturing 2023
Disclosure of financial assets [line items]
Nominal amount		93,750,000
Interest rate swaps | Interest Rate Swap Maturing 2024
Disclosure of financial assets [line items]
Nominal amount		709,688,000
Interest rate swaps | Interest Rate Swap Maturing 2026
Disclosure of financial assets [line items]
Nominal amount		$ 189,429,000
Cross currency swaps
Disclosure of financial assets [line items]
Nominal amount | €				€ 488,993,000
Cross currency swaps | Cross Currency Swap, Three-Month LIBOR, Maturing 2024
Disclosure of financial assets [line items]
Nominal amount | €				83,000,000
Cross currency swaps | Cross Currency Swap, Six-Month LIBOR, Maturing 2024
Disclosure of financial assets [line items]
Nominal amount | €				334,564,000
Cross currency swaps | Cross Currency Swap Maturing 2026
Disclosure of financial assets [line items]
Nominal amount | €				€ 71,429,000